SHARE BASED PAYMENTS (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHARE BASED PAYMENTS [Abstract]
Outstanding at beginning of the year	15,438,722
Granted	1,937,538
Exercised	(137,166)
Forfeited	(517,828)
Outstanding at end of the year	16,721,266	15,438,722
Options vested and expected to vest as of December 31, 2012	16,657,308
Options exercisable as of December 31, 2012	14,273,734
Outstanding at beginning of the year, Weighted average exercise price per option	$ 1.26
Granted, Weighted average exercise price per option	$ 0.74
Exercised, Weighted average exercise price per option	$ 1.17
Forfeited, Weighted average exercise price per option	$ 1.40
Outstanding at end of the year, Weighted average exercise price per option	$ 1.19	$ 1.26
Options vested and expected to vest as of December 31, 2012, Weighted average exercise price per option	$ 1.19
Options exercisable as of December 31, 2012, Weighted average exercise price per option	$ 1.25
Outstanding at the beggining of the year, Weighted average grant-date fair value	$ 1.37
Granted, Weighted average grant-date fair value	$ 0.33	$ 1.40
Exercised, Weighted average grant-date fair value	$ 2.13
Forfeited, Weighted average grant-date fair value	$ 1.07
Outstanding at end of the year, Weighted average grant-date fair value	$ 1.27	$ 1.37
Options vested and expected to vest as of December 31, 2012, Weighted average grant-date fair value	$ 1.22
Options exercisable as of December 31, 2012, Weighted average grant-date fair value	$ 1.31
Outstanding, Weighted average remaining contractual terms	3 years 9 months 10 days
Options vested and expected to vest as of December 31, 2012, Weighted average remaining contractual terms	3 years 9 months 2 days
Options exercisable as of December 31, 2012, Weighted average remaining contractual terms	3 years 6 months 12 days
Outstanding at December 31, 2012, Aggregate intrinsic value	$ 446
Options vested and expected to vest as of December 31, 2012, Aggregate intrinsic value	446
Options exercisable as of December 31, 2012, Aggregate intrinsic value	$ 74